Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Capital in Excess of Par Value [Member]	Retained Earnings (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Income	Total MGM Resorts International Stockholder's Equity [Member]	Non-Controlling Interests [Member]
Beginning Balance at Dec. 31, 2012	$ 8,116,016	$ 4,892	$ 4,132,655	$ 213,698	$ 14,303	$ 4,365,548	$ 3,750,468
Beginning Balance, Shares at Dec. 31, 2012		489,234,000
Net income (loss)	41,374			(171,734)		(171,734)	213,108
Currency translation adjustment	(3,993)				(1,915)	(1,915)	(2,078)
Other comprehensive income from unconsolidated affiliates, net	115				115	115
Stock-based compensation	33,422		30,374			30,374	3,048
Tax effect of stock-based compensation	4,188		4,188			4,188
Issuance of common stock pursuant to stock-based compensation awards	(8,694)	$ 12	(8,706)			(8,694)
Issuance of common stock pursuant to stock-based compensation awards, Shares		1,127,000
Cash distributions to noncontrolling interest owners	(318,344)						(318,344)
Other	(3,589)		(1,831)			(1,831)	(1,758)
Ending Balance at Dec. 31, 2013	7,860,495	$ 4,904	4,156,680	41,964	12,503	4,216,051	3,644,444
Ending Balance, Shares at Dec. 31, 2013		490,361,000
Net income (loss)	127,178			(149,873)		(149,873)	277,051
Currency translation adjustment	(1,293)				(762)	(762)	(531)
Other comprehensive income from unconsolidated affiliates, net	1,250				1,250	1,250
Stock-based compensation	38,368		34,102			34,102	4,266
Tax effect of stock-based compensation	(7,807)		(7,807)			(7,807)
Issuance of common stock pursuant to stock-based compensation awards	(8,884)	$ 9	(8,893)			(8,884)
Issuance of common stock pursuant to stock-based compensation awards, Shares		931,000
Cash distributions to noncontrolling interest owners	(387,211)						(387,211)
Issuance of performance share units	7,529		7,529			7,529
Other	(1,351)		(689)			(689)	(662)
Ending Balance at Dec. 31, 2014	$ 7,628,274	$ 4,913	4,180,922	(107,909)	12,991	4,090,917	3,537,357
Ending Balance, Shares at Dec. 31, 2014	491,292,117	491,292,000
Net income (loss)	$ (1,039,649)			(447,720)		(447,720)	(591,929)
Currency translation adjustment	3,727				1,703	1,703	2,024
Other comprehensive income from unconsolidated affiliates, net	(672)				(672)	(672)
Stock-based compensation	43,002		38,464			38,464	4,538
Tax effect of stock-based compensation	7,740		7,740			7,740
Issuance of common stock pursuant to stock-based compensation awards	(24,878)	$ 18	(24,896)			(24,878)
Issuance of common stock pursuant to stock-based compensation awards, Shares		1,844,000
Conversion of convertible debt to common stock	1,449,496	$ 717	1,448,779			1,449,496
Conversion of convertible debt to common stock, Shares		71,703,000
Cash distributions to noncontrolling interest owners	(307,494)						(307,494)
Issuance of performance share units	4,872		4,872			4,872
Other	9		5			5	4
Ending Balance at Dec. 31, 2015	$ 7,764,427	$ 5,648	$ 5,655,886	$ (555,629)	$ 14,022	$ 5,119,927	$ 2,644,500
Ending Balance, Shares at Dec. 31, 2015	564,838,893	564,839,000